Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,875,000	2,952,385
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,300,000	1,295,124
Apidos CLO XI(a),(b)
Series 2012-11A Class BRR
3-month USD LIBOR + 1.700% Floor 1.750% 10/17/2030	1.923%	1,925,000	1,925,135
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.374%	900,000	895,543
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.691%	550,000	547,907
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	392,216	393,451
Series 2019-B Class A
10/15/2026	2.720%	54,259	54,333
Series 2019-B Class B
10/15/2026	3.150%	1,375,000	1,388,032
Series 2020-REV1 Class A
05/15/2029	2.170%	3,300,000	3,303,480
Series 2020-REV1 Class B
05/15/2029	2.680%	530,000	532,928
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.941%	3,450,000	3,450,245
Basswood Park CLO Ltd.(a),(b),(c)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	1.400%	1,025,000	1,025,106
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.364%	1,850,000	1,850,438
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.674%	3,425,000	3,422,328
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	271,571
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	950,000	976,993
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,401,558	1,400,544
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	1,086,977	1,097,517
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	1,000,000	1,013,631
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	175,000	174,469
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	225,000	236,582
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.261%	1,300,000	1,298,687
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.211%	2,100,000	2,095,827
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.791%	950,000	950,052
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	1,600,000	1,654,976
Series 2020-2A Class D
03/16/2026	4.730%	125,000	135,567
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,444,923
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	989,519
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	1,425,000	1,467,797
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,100,000	1,132,349
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	350,000	377,587
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	600,000	608,955
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,125,000	1,114,485
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	517,331	535,326
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	790,532
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	100,000	99,568
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,500,000	1,545,425
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	346,713	365,338
Series 2019-AA Class A
07/25/2033	2.340%	809,982	829,305
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.674%	4,075,000	4,075,395
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.292%	475,000	474,998
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	2.041%	3,600,000	3,611,610
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.341%	2,150,000	2,150,120
Marlette Funding Trust(a)
Series 2019-1A Class A
04/16/2029	3.440%	89,690	90,229
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3A Class B
09/17/2029	3.070%	1,725,000	1,753,002
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	725,000	739,909
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	66,667	66,979
Series 2016-1A Class A
12/20/2033	2.250%	171,407	174,200
Series 2017-1A Class A
12/20/2034	2.420%	778,771	795,674
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	1,800,000	1,800,042
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	2.074%	3,525,000	3,525,592
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	322,359	326,870
Series 2020-1A Class A
02/20/2025	1.710%	3,011,296	3,040,139
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 10/22/2032	1.552%	1,375,000	1,378,662
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	1.378%	650,000	650,816
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	432,597	434,856
Series 2019-3A Class B
07/15/2025	3.590%	1,000,000	1,003,314
Race Point IX CLO Ltd.(a),(b),(c)
Series 2015-9A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/15/2030	3.000%	1,900,000	1,900,201
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	1.891%	800,000	800,000
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	197,809

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	172,685
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	925,000	954,657
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	3,025,000	3,068,397
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,324,249
Series 2020-1A Class C
08/21/2028	2.600%	800,000	788,254
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	171,057	172,528
Series 2018-2A Class A
06/20/2035	3.500%	270,694	281,497
Series 2018-3A Class A
09/20/2035	3.690%	184,863	185,868
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	425,000	432,802
Series 2019-1 Class B
02/25/2028	3.450%	800,000	808,671
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	1,075,000	1,094,989
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	525,000	527,664
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	350,000	353,323
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	575,420	580,292
Series 2020-2 Class A
11/20/2030	2.309%	1,092,782	1,092,866
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	1.994%	750,000	748,608
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	427,523	449,733
Total Asset-Backed Securities — Non-Agency (Cost $86,858,000)			87,671,460

Commercial Mortgage-Backed Securities - Non-Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	1,275,000	1,396,601
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,155,910	1,236,477
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,280,684	1,378,228
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,181,077	1,260,537
Series 2015-SFR2 Class A
10/17/2052	3.732%	702,278	759,995
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	509,614
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.556%	2,625,000	2,611,066
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.356%	1,150,000	1,141,713
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.606%	625,000	615,943
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.356%	2,375,000	2,373,509
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.206%	1,032,500	1,032,500
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.356%	1,081,588	1,081,588
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.693%	699,000	691,148

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.993%	622,000	603,365
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.131%	1,900,000	1,847,790
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.406%	1,250,000	1,247,667
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class D
02/10/2037	3.633%	475,000	468,413
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	515,616
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	675,000	677,973
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,944,030
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	680,437
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.006%	752,215	752,293
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	1,098,757	1,075,984
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.806%	1,904,588	1,907,553
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.106%	2,453,518	2,458,105
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.206%	3,107,123	3,121,523
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	600,000	595,666
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	244,357
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.356%	500,000	500,000
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	1.506%	700,000	701,120
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	1,025,000	1,084,876
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,414,225
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	1,800,000	1,936,190
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	982,222
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.177%	1,175,000	1,138,291
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.306%	1,100,000	1,110,978
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.856%	425,000	429,241
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	3,693,666	3,740,830
Series 2018-SFR2 Class A
08/17/2035	3.712%	665,000	674,178
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	758,681
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,134,253
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,892,301
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	325,830
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	676,752

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SFR2 Class A
06/17/2037	2.078%	425,000	433,941
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	1,000,000	1,019,673
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	100,000	103,215
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	125,000	129,535
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	657,179
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	1,042,470
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,466,561
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,148,931	1,202,154
Series 2017-C39 Class A1
09/15/2050	1.975%	458,162	461,225
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.196%	500,000	470,040
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,505,488	1,547,093
Series 2012-C9 Class ASB
11/15/2045	2.445%	276,622	279,696
Series 2013-C15 Class A3
08/15/2046	3.881%	779,081	822,933
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $65,201,713)			65,365,374

Common Stocks 63.4%
Issuer	Shares	Value ($)
Communication Services 8.5%
Entertainment 1.8%
Activision Blizzard, Inc.	128,410	11,942,130
Walt Disney Co. (The)(e)	62,236	11,483,787
Total		23,425,917
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services 4.2%
Alphabet, Inc., Class A(e)	8,196	16,904,414
Alphabet, Inc., Class C(e)	9,062	18,745,925
Facebook, Inc., Class A(e)	68,028	20,036,287
Total		55,686,626
Media 1.7%
Comcast Corp., Class A	424,577	22,973,861
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc.(e)	89,693	11,237,636
Total Communication Services		113,324,040
Consumer Discretionary 7.8%
Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	36,584	5,194,928
McDonald’s Corp.	38,681	8,669,959
Total		13,864,887
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.(e)	12,120	37,500,250
eBay, Inc.	209,384	12,822,676
Total		50,322,926
Multiline Retail 0.6%
Dollar Tree, Inc.(e)	66,639	7,627,500
Specialty Retail 1.8%
AutoZone, Inc.(e)	3,524	4,948,753
Lowe’s Companies, Inc.	88,596	16,849,188
Ulta Beauty, Inc.(e)	6,219	1,922,728
Total		23,720,669
Textiles, Apparel & Luxury Goods 0.6%
Tapestry, Inc.(e)	158,391	6,527,293
Under Armour, Inc., Class A(e)	105,496	2,337,791
Total		8,865,084
Total Consumer Discretionary		104,401,066
Consumer Staples 2.1%
Food & Staples Retailing 0.7%
Sysco Corp.	112,110	8,827,541
Food Products 0.5%
Mondelez International, Inc., Class A	121,824	7,130,359

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.9%
Philip Morris International, Inc.	133,111	11,812,270
Total Consumer Staples		27,770,170
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Canadian Natural Resources Ltd.	200,288	6,182,891
Chevron Corp.	109,757	11,501,436
EOG Resources, Inc.	106,200	7,702,686
Total		25,387,013
Total Energy		25,387,013
Financials 7.9%
Banks 2.8%
Bank of America Corp.	379,054	14,665,599
Citigroup, Inc.	132,038	9,605,765
JPMorgan Chase & Co.	82,941	12,626,108
Total		36,897,472
Capital Markets 2.3%
BlackRock, Inc.	16,522	12,456,927
Morgan Stanley	126,946	9,858,626
State Street Corp.	105,295	8,845,833
Total		31,161,386
Consumer Finance 0.8%
American Express Co.	79,626	11,262,302
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B(e)	68,913	17,605,204
Insurance 0.7%
Aon PLC, Class A	38,212	8,792,963
Total Financials		105,719,327
Health Care 6.8%
Biotechnology 0.8%
BioMarin Pharmaceutical, Inc.(e)	56,853	4,292,970
Vertex Pharmaceuticals, Inc.(e)	29,489	6,336,891
Total		10,629,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	69,230	8,296,523
Baxter International, Inc.	49,666	4,188,830
Dentsply Sirona, Inc.	107,480	6,858,299
Medtronic PLC	120,856	14,276,720
Stryker Corp.	10,712	2,609,229
Total		36,229,601
Health Care Providers & Services 1.4%
Anthem, Inc.	15,134	5,432,349
Cigna Corp.	28,234	6,825,287
CVS Health Corp.	80,447	6,052,028
Total		18,309,664
Pharmaceuticals 1.9%
Eli Lilly and Co.	44,861	8,380,932
Johnson & Johnson	103,250	16,969,138
Total		25,350,070
Total Health Care		90,519,196
Industrials 5.9%
Aerospace & Defense 1.8%
Raytheon Technologies Corp.	302,392	23,365,830
Building Products 0.6%
Carrier Global Corp.	205,563	8,678,870
Industrial Conglomerates 0.7%
Honeywell International, Inc.	43,812	9,510,271
Machinery 0.9%
Stanley Black & Decker, Inc.	58,010	11,582,857
Road & Rail 1.9%
Uber Technologies, Inc.(e)	200,842	10,947,897
Union Pacific Corp.	67,742	14,931,014
Total		25,878,911
Total Industrials		79,016,739
Information Technology 17.6%
Communications Equipment 0.4%
Cisco Systems, Inc.	109,101	5,641,613
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	128,847	16,635,436

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.8%
Fidelity National Information Services, Inc.	62,455	8,781,797
Fiserv, Inc.(e)	94,581	11,258,922
MasterCard, Inc., Class A	60,992	21,716,202
PayPal Holdings, Inc.(e)	38,489	9,346,669
Total		51,103,590
Semiconductors & Semiconductor Equipment 1.8%
Lam Research Corp.	12,155	7,235,142
Marvell Technology Group Ltd.	94,213	4,614,553
NVIDIA Corp.	14,773	7,887,748
NXP Semiconductors NV	22,636	4,557,532
Total		24,294,975
Software 6.4%
Adobe, Inc.(e)	22,358	10,628,323
Autodesk, Inc.(e)	27,816	7,709,204
Intuit, Inc.	23,767	9,104,187
Microsoft Corp.	208,357	49,124,330
Palo Alto Networks, Inc.(e)	25,983	8,368,085
Total		84,934,129
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	362,548	44,285,238
Western Digital Corp.	113,275	7,561,106
Total		51,846,344
Total Information Technology		234,456,087
Materials 2.7%
Chemicals 2.2%
Air Products & Chemicals, Inc.	13,305	3,743,229
Corteva, Inc.	160,974	7,504,608
International Flavors & Fragrances, Inc.	82,888	11,571,994
Nutrien Ltd.	40,104	2,161,204
Sherwin-Williams Co. (The)	4,496	3,318,093
Total		28,299,128
Metals & Mining 0.5%
Newmont Corp.	114,682	6,911,884
Total Materials		35,211,012
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	54,342	12,990,999
Total Real Estate		12,990,999
Utilities 1.2%
Electric Utilities 0.7%
American Electric Power Co., Inc.	102,523	8,683,698
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	257,799	6,911,591
Total Utilities		15,595,289
Total Common Stocks (Cost $566,102,401)		844,390,938

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	45,000	43,259
Total Convertible Bonds (Cost $42,307)			43,259

Corporate Bonds & Notes 6.4%

Aerospace & Defense 0.2%
BAE Systems PLC(a)
04/15/2030	3.400%	600,000	637,111
Bombardier, Inc.(a)
10/15/2022	6.000%	30,000	29,993
12/01/2024	7.500%	55,000	54,963
04/15/2027	7.875%	20,000	19,599
Harris Corp.
06/15/2028	4.400%	450,000	510,104
Lockheed Martin Corp.
06/15/2050	2.800%	270,000	255,499
Northrop Grumman Systems Corp.
02/15/2031	7.750%	375,000	536,438
TransDigm, Inc.
05/15/2025	6.500%	121,000	123,635
11/15/2027	5.500%	57,000	58,952
TransDigm, Inc.(a)
12/15/2025	8.000%	60,000	65,347
03/15/2026	6.250%	223,000	236,409
01/15/2029	4.625%	9,000	8,872
Total			2,536,922

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	110,000	114,419
04/20/2029	5.750%	16,629	17,689
Delta Air Lines, Inc.
01/15/2026	7.375%	66,000	77,747
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	39,253	41,606
Total			251,461
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	42,000	43,049
04/01/2027	6.500%	4,000	4,163
Clarios Global LP(a)
05/15/2025	6.750%	5,000	5,341
Ford Motor Co.
04/21/2023	8.500%	11,000	12,265
04/22/2025	9.000%	57,000	69,002
04/22/2030	9.625%	3,000	4,191
Ford Motor Credit Co. LLC
01/09/2022	3.219%	29,000	29,342
09/08/2024	3.664%	118,000	121,541
06/16/2025	5.125%	32,000	34,547
11/13/2025	3.375%	81,000	82,197
01/09/2027	4.271%	55,000	57,244
08/17/2027	4.125%	55,000	56,694
02/16/2028	2.900%	31,000	29,774
11/13/2030	4.000%	69,000	68,453
IAA Spinco, Inc.(a)
06/15/2027	5.500%	67,000	70,237
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	38,000	39,100
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	97,000	98,717
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	21,000	22,300
05/15/2027	8.500%	77,000	82,891
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	20,000	20,624
Tenneco, Inc.(a)
01/15/2029	7.875%	59,000	66,201
04/15/2029	5.125%	31,000	30,596
Total			1,048,469
Banking 0.9%
Bank of America Corp.(g)
04/23/2040	4.078%	1,862,000	2,062,880
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,200,000	1,352,459
Discover Bank
09/13/2028	4.650%	675,000	770,377
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	1,225,000	1,239,111
JPMorgan Chase & Co.(g)
Subordinated
05/13/2031	2.956%	2,000,000	2,035,593
Morgan Stanley(g)
01/22/2031	2.699%	950,000	963,679
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	350,000	355,485
State Street Corp.
Subordinated
03/03/2031	2.200%	1,461,000	1,422,905
Wells Fargo & Co.(g)
04/30/2041	3.068%	1,700,000	1,667,453
Total			11,869,942
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	7,000	7,834
AG Issuer LLC(a)
03/01/2028	6.250%	6,000	6,273
NFP Corp.(a)
05/15/2025	7.000%	33,000	35,386
08/15/2028	6.875%	165,000	171,180
Total			220,673
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	107,000	110,484
01/15/2028	4.000%	46,000	46,090
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	97,000	99,003
11/15/2026	4.500%	52,000	53,697
Core & Main LP(a)
08/15/2025	6.125%	58,000	59,508
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	35,000	36,710
Interface, Inc.(a)
12/01/2028	5.500%	23,000	23,780
James Hardie International Finance DAC(a)
01/15/2028	5.000%	25,000	26,552

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	46,000	48,901
Total			504,725
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	23,000	23,755
05/01/2027	5.125%	84,000	88,811
03/01/2030	4.750%	127,000	131,648
08/15/2030	4.500%	130,000	132,464
02/01/2031	4.250%	104,000	104,208
Comcast Corp.
08/15/2035	4.400%	450,000	527,395
CSC Holdings LLC(a)
02/01/2028	5.375%	49,000	51,525
02/01/2029	6.500%	100,000	110,476
01/15/2030	5.750%	67,000	70,571
12/01/2030	4.125%	54,000	53,547
12/01/2030	4.625%	78,000	76,732
02/15/2031	3.375%	55,000	51,792
DISH DBS Corp.
07/01/2026	7.750%	137,000	151,252
07/01/2028	7.375%	54,000	56,492
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	45,000	45,418
09/15/2028	6.500%	36,000	38,011
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	44,000	45,293
07/15/2026	5.375%	9,000	9,298
07/01/2029	5.500%	36,000	38,935
Time Warner Cable LLC
05/01/2037	6.550%	1,000,000	1,315,902
Virgin Media Finance PLC(a)
07/15/2030	5.000%	91,000	91,320
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	40,000	42,647
08/15/2030	4.500%	38,000	38,344
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	106,000	108,187
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	55,471
Ziggo BV(a)
01/15/2030	4.875%	50,000	51,154
Total			3,510,648
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	46,000	44,854
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	93,032
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	81,000	79,764
HB Fuller Co.
10/15/2028	4.250%	24,000	24,377
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	37,000	41,554
INEOS Group Holdings SA(a)
08/01/2024	5.625%	35,000	35,443
Ingevity Corp.(a)
11/01/2028	3.875%	36,000	34,918
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	48,000	51,883
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	27,000	27,412
LYB International Finance BV
03/15/2044	4.875%	350,000	409,325
PQ Corp.(a)
12/15/2025	5.750%	26,000	26,689
SPCM SA(a)
09/15/2025	4.875%	44,000	45,228
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	147,000	156,404
WR Grace & Co.(a)
06/15/2027	4.875%	66,000	68,271
Total			1,139,154
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	95,000	92,287
Herc Holdings, Inc.(a)
07/15/2027	5.500%	64,000	68,079
NESCO Holdings II, Inc.(a),(c)
04/15/2029	5.500%	33,000	33,836
United Rentals North America, Inc.
09/15/2026	5.875%	54,000	56,611
01/15/2030	5.250%	32,000	34,759
07/15/2030	4.000%	8,000	8,143
Total			293,715
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	56,000	56,224
09/01/2023	7.625%	16,000	16,556
11/01/2024	8.500%	50,000	52,191
Arches Buyer, Inc.(a)
06/01/2028	4.250%	21,000	20,950
ASGN, Inc.(a)
05/15/2028	4.625%	35,000	36,069

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontdoor, Inc.(a)
08/15/2026	6.750%	67,000	71,227
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	33,192
Staples, Inc.(a)
04/15/2026	7.500%	40,000	42,290
04/15/2027	10.750%	6,000	5,926
Uber Technologies, Inc.(a)
05/15/2025	7.500%	107,000	115,404
01/15/2028	6.250%	40,000	43,538
Total			493,567
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	50,000	53,591
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	31,000	31,072
Mattel, Inc.(a)
12/31/2025	6.750%	11,000	11,564
04/01/2026	3.375%	22,000	22,517
12/15/2027	5.875%	32,000	35,125
04/01/2029	3.750%	67,000	67,492
Mattel, Inc.
11/01/2041	5.450%	6,000	6,597
Prestige Brands, Inc.(a)
01/15/2028	5.125%	64,000	67,167
04/01/2031	3.750%	24,000	22,942
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	22,000	21,527
Valvoline, Inc.(a)
02/15/2030	4.250%	25,000	25,497
Total			365,091
Diversified Manufacturing 0.1%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	32,000	33,093
06/30/2028	4.125%	32,000	32,399
Carrier Global Corp.
04/05/2040	3.377%	950,000	949,751
CFX Escrow Corp.(a)
02/15/2024	6.000%	20,000	20,635
02/15/2026	6.375%	65,000	69,277
Gates Global LLC/Co.(a)
01/15/2026	6.250%	103,000	108,123
Honeywell International, Inc.
06/01/2050	2.800%	300,000	285,114
MTS Systems Corp.(a)
08/15/2027	5.750%	21,000	23,068
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
11/01/2026	6.125%	53,000	55,922
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	12,000	12,879
Vertical Holdco GmbH(a)
07/15/2028	7.625%	43,000	46,224
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	13,000	13,612
Welbilt, Inc.
02/15/2024	9.500%	17,000	17,511
WESCO Distribution, Inc.
06/15/2024	5.375%	16,000	16,333
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	53,000	57,951
06/15/2028	7.250%	52,000	58,056
Total			1,799,948
Electric 0.8%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	348,000	401,139
Calpine Corp.(a)
02/15/2028	4.500%	55,000	55,475
03/15/2028	5.125%	44,000	44,324
02/01/2029	4.625%	13,000	12,660
Clearway Energy Operating LLC
09/15/2026	5.000%	72,000	74,367
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	101,000	105,090
02/15/2031	3.750%	134,000	128,810
CMS Energy Corp.
03/01/2044	4.875%	262,000	313,755
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	636,923
Dominion Energy, Inc.
10/01/2025	3.900%	600,000	660,019
DTE Energy Co.
04/15/2033	6.375%	600,000	788,285
Emera US Finance LP
06/15/2046	4.750%	715,000	800,527
Indiana Michigan Power Co.
03/15/2037	6.050%	600,000	794,991
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	16,840
09/15/2027	4.500%	82,000	88,639
NRG Energy, Inc.
01/15/2027	6.625%	67,000	69,860
01/15/2028	5.750%	14,000	14,946

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
02/15/2029	3.375%	35,000	34,206
06/15/2029	5.250%	101,000	108,243
02/15/2031	3.625%	84,000	81,925
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	23,000	23,344
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,000,000	1,045,348
PG&E Corp.
07/01/2028	5.000%	15,000	15,852
07/01/2030	5.250%	26,000	27,559
PPL Capital Funding, Inc.
04/15/2030	4.125%	800,000	901,400
Progress Energy, Inc.
03/01/2031	7.750%	725,000	1,015,893
Southern Co. (The)
07/01/2046	4.400%	625,000	697,161
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	29,060
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	32,000	33,290
07/31/2027	5.000%	75,000	77,343
WEC Energy Group, Inc.
10/15/2027	1.375%	300,000	289,365
Xcel Energy, Inc.
06/01/2030	3.400%	625,000	671,429
Total			10,058,068
Environmental 0.0%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	39,000	40,140
12/15/2026	5.125%	63,000	66,303
05/01/2027	8.500%	131,000	144,392
08/01/2028	4.000%	41,000	39,725
09/01/2028	3.500%	51,000	49,404
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	90,000	92,060
Total			432,024
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,800,000	2,059,846
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%	26,447	25,312
Navient Corp.
06/15/2022	6.500%	45,000	47,271
01/25/2023	5.500%	60,000	62,343
06/15/2026	6.750%	26,000	28,188
03/15/2028	4.875%	25,000	24,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	84,000	84,178
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	52,000	50,165
Quicken Loans, Inc.(a)
01/15/2028	5.250%	27,000	28,470
SLM Corp.
10/29/2025	4.200%	34,000	35,693
Springleaf Finance Corp.
03/15/2024	6.125%	66,000	71,298
06/01/2025	8.875%	13,000	14,404
Total			2,531,640
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,650,000	1,978,349
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	1,201,367
Conagra Brands, Inc.
11/01/2048	5.400%	270,000	345,759
Cott Holdings, Inc.(a)
04/01/2025	5.500%	76,000	78,162
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	104,000	107,403
Kraft Heinz Foods Co.
06/01/2046	4.375%	252,000	264,030
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	14,000	15,101
Mondelez International, Inc.
09/04/2050	2.625%	465,000	401,997
PepsiCo, Inc.
03/19/2060	3.875%	300,000	341,277
Performance Food Group, Inc.(a)
05/01/2025	6.875%	28,000	29,851
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	65,000	69,651
Pilgrim’s Pride Corp.(a),(c)
04/15/2031	4.250%	113,000	112,624
Post Holdings, Inc.(a)
03/01/2027	5.750%	86,000	90,449
04/15/2030	4.625%	69,000	69,174
09/15/2031	4.500%	75,000	74,358
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	28,000	28,223
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	21,000	21,409

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(a)
02/15/2029	4.750%	56,000	56,165
Total			5,285,349
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	11,000	12,230
Boyd Gaming Corp.
04/01/2026	6.375%	13,000	13,422
12/01/2027	4.750%	48,000	48,874
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	85,000	85,365
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	45,000	47,482
07/01/2025	6.250%	67,000	71,447
07/01/2027	8.125%	70,000	77,027
International Game Technology PLC(a)
02/15/2025	6.500%	49,000	53,787
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	25,000	26,867
02/01/2027	5.750%	28,000	30,901
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	45,000	47,423
Playtika Holding Corp.(a)
03/15/2029	4.250%	36,000	35,468
Scientific Games International, Inc.(a)
07/01/2025	8.625%	23,000	24,995
10/15/2025	5.000%	82,000	84,903
03/15/2026	8.250%	62,000	66,668
05/15/2028	7.000%	16,000	17,108
11/15/2029	7.250%	30,000	32,481
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	16,000	16,743
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	19,000	19,451
02/15/2027	3.750%	20,000	19,982
08/15/2030	4.125%	20,000	20,163
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	15,839
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	32,000	34,689
Total			903,315
Health Care 0.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	63,000	66,444
04/15/2029	5.000%	17,000	17,633
Avantor Funding, Inc.(a)
07/15/2028	4.625%	56,000	58,563
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
12/15/2044	4.685%	1,050,000	1,250,570
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	46,000	46,874
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	8,000	8,289
03/15/2029	3.750%	19,000	19,085
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	58,000	61,410
03/15/2026	8.000%	54,000	58,349
03/15/2027	5.625%	15,000	15,712
04/15/2029	6.875%	47,000	49,062
Cigna Corp.
07/15/2046	4.800%	475,000	569,355
CVS Health Corp.
03/25/2048	5.050%	1,075,000	1,319,600
HCA, Inc.
09/01/2028	5.625%	77,000	88,525
02/01/2029	5.875%	21,000	24,455
09/01/2030	3.500%	53,000	53,412
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	62,000	63,734
09/15/2027	4.375%	33,000	34,002
Hologic, Inc.(a)
02/15/2029	3.250%	29,000	28,626
IQVIA, Inc.(a)
05/15/2027	5.000%	32,000	33,798
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	15,000	16,129
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	65,000	67,265
Select Medical Corp.(a)
08/15/2026	6.250%	89,000	94,608
Teleflex, Inc.(a)
06/01/2028	4.250%	27,000	27,951
Tenet Healthcare Corp.
06/15/2023	6.750%	31,000	33,600
07/15/2024	4.625%	51,000	52,059
05/01/2025	5.125%	43,000	43,613
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	47,000	50,720
01/01/2026	4.875%	40,000	41,568
02/01/2027	6.250%	39,000	41,179
11/01/2027	5.125%	35,000	36,608
06/15/2028	4.625%	11,000	11,289
10/01/2028	6.125%	81,000	84,388
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	28,000	29,041
Total			4,497,516

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	235,000	264,287
Centene Corp.
12/15/2027	4.250%	43,000	45,198
12/15/2029	4.625%	92,000	99,599
02/15/2030	3.375%	34,000	34,330
10/15/2030	3.000%	104,000	103,769
03/01/2031	2.500%	62,000	59,169
UnitedHealth Group, Inc.
05/15/2060	3.125%	250,000	245,732
Total			852,084
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	46,000	51,723
Meritage Homes Corp.(a),(c)
04/15/2029	3.875%	53,000	53,000
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	27,000	27,478
04/01/2029	4.750%	10,000	10,110
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	74,000	78,603
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	36,000	38,328
TRI Pointe Group, Inc.
06/15/2028	5.700%	27,000	29,833
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	28,000	30,940
Total			320,015
Independent Energy 0.1%
Apache Corp.
11/15/2025	4.625%	26,000	26,793
11/15/2027	4.875%	36,000	36,880
09/01/2040	5.100%	19,000	18,639
02/01/2042	5.250%	20,000	19,902
04/15/2043	4.750%	47,000	43,595
01/15/2044	4.250%	34,000	30,592
Callon Petroleum Co.
07/01/2026	6.375%	104,000	82,184
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	23,000	20,453
CNX Resources Corp.(a)
03/14/2027	7.250%	66,000	70,870
01/15/2029	6.000%	17,000	17,660
Comstock Resources, Inc.
08/15/2026	9.750%	14,000	15,230
08/15/2026	9.750%	12,000	13,019
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(a)
03/01/2029	6.750%	27,000	28,130
Continental Resources, Inc.(a)
01/15/2031	5.750%	41,000	46,165
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	98,000	100,090
Double Eagle III Midco 1 LLC/Finance Corp.(a)
12/15/2025	7.750%	85,000	90,541
Encana Corp.
08/15/2034	6.500%	3,000	3,619
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	21,000	22,443
01/30/2028	5.750%	55,000	58,082
EQT Corp.
01/15/2029	5.000%	36,000	38,512
EQT Corp.(g)
02/01/2030	8.750%	68,000	86,707
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	41,000	42,194
02/01/2029	5.750%	32,000	32,262
02/01/2031	6.000%	33,000	33,474
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	25,000	24,626
Matador Resources Co.
09/15/2026	5.875%	117,000	113,987
MEG Energy Corp.(a)
02/01/2029	5.875%	19,000	19,042
Newfield Exploration Co.
01/01/2026	5.375%	38,000	41,872
Occidental Petroleum Corp.
08/15/2029	3.500%	1,000	936
09/01/2030	6.625%	225,000	252,948
01/01/2031	6.125%	6,000	6,615
09/15/2036	6.450%	150,000	165,262
08/15/2049	4.400%	85,000	70,832
Ovintiv, Inc.
11/01/2031	7.200%	5,000	6,237
SM Energy Co.
09/15/2026	6.750%	84,000	77,554
01/15/2027	6.625%	43,000	39,527
WPX Energy, Inc.
01/15/2030	4.500%	28,000	30,144
Total			1,827,618
Leisure 0.1%
Boyne USA, Inc.(a)
05/01/2025	7.250%	49,000	50,934

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(a)
03/01/2026	7.625%	47,000	50,526
03/01/2027	5.750%	88,000	90,340
08/01/2027	9.875%	43,000	50,237
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	31,000	31,274
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	28,000	29,480
10/01/2028	6.500%	56,000	59,986
Cinemark USA, Inc.
06/01/2023	4.875%	86,000	85,503
Cinemark USA, Inc.(a)
05/01/2025	8.750%	18,000	19,715
03/15/2026	5.875%	62,000	63,522
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	14,000	14,541
05/15/2027	6.500%	33,000	36,622
NCL Corp Ltd.(a)
03/15/2026	5.875%	29,000	29,286
NCL Finance Ltd.(a)
03/15/2028	6.125%	15,000	15,299
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	26,000	28,635
04/01/2028	5.500%	48,000	48,246
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	25,000	23,058
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	28,000	28,973
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	68,000	68,749
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	48,000	51,867
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	30,329
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	11,000	11,123
VOC Escrow Ltd.(a)
02/15/2028	5.000%	5,000	4,948
Total			923,193
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	350,000	382,452
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	460,000	562,494
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
06/15/2046	4.800%	425,000	502,305
Total			1,447,251
Media and Entertainment 0.2%
Clear Channel International BV(a)
08/01/2025	6.625%	23,000	24,037
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	48,000	47,570
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	37,000	38,577
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	69,000	69,345
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	48,000	34,565
08/15/2027	6.625%	13,000	6,930
Discovery Communications LLC(a)
09/15/2055	4.000%	611,000	603,132
iHeartCommunications, Inc.
05/01/2026	6.375%	8,440	8,959
05/01/2027	8.375%	132,366	141,973
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	27,791
01/15/2028	4.750%	26,000	26,241
Lamar Media Corp.
02/15/2028	3.750%	44,000	43,913
01/15/2029	4.875%	16,000	16,735
Netflix, Inc.
04/15/2028	4.875%	30,000	33,938
11/15/2028	5.875%	57,000	68,968
05/15/2029	6.375%	99,000	123,231
Netflix, Inc.(a)
06/15/2030	4.875%	36,000	41,426
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	26,000	26,281
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	35,000	36,816
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	10,000	10,139
01/15/2029	4.250%	24,000	23,113
03/15/2030	4.625%	38,000	36,613
RELX Capital, Inc.
05/22/2030	3.000%	350,000	363,406
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	9,000	8,844
01/15/2031	5.375%	18,000	17,866
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	14,000	14,476

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
05/13/2060	3.800%	475,000	521,669
Total			2,416,554
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	32,000	33,084
09/30/2026	7.000%	10,000	10,552
03/31/2029	4.125%	25,000	25,228
Commercial Metals Co.
02/15/2031	3.875%	7,000	6,869
Constellium NV(a)
02/15/2026	5.875%	144,000	148,401
Constellium SE(a)
06/15/2028	5.625%	86,000	90,707
04/15/2029	3.750%	50,000	47,761
Freeport-McMoRan, Inc.
09/01/2029	5.250%	52,000	57,002
08/01/2030	4.625%	78,000	84,893
03/15/2043	5.450%	98,000	117,736
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	35,000	36,372
04/01/2029	6.125%	68,000	72,455
Novelis Corp.(a)
09/30/2026	5.875%	107,000	111,964
01/30/2030	4.750%	113,000	116,438
Total			959,462
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2026	5.625%	21,000	21,972
10/01/2029	4.500%	43,000	44,631
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	37,000	37,715
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	63,000	65,657
DCP Midstream Operating LP
07/15/2027	5.625%	29,000	31,472
05/15/2029	5.125%	51,000	54,225
04/01/2044	5.600%	27,000	27,001
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	38,000	37,976
Energy Transfer Partners LP
02/01/2042	6.500%	500,000	596,432
EQM Midstream Partners LP(a)
07/01/2025	6.000%	29,000	31,172
07/01/2027	6.500%	41,000	44,564
01/15/2029	4.500%	37,000	36,071
01/15/2031	4.750%	47,000	45,607
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	4,000	3,925
02/01/2028	7.750%	44,000	43,997
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	111,000	112,304
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	700,000	826,463
MPLX LP
02/15/2049	5.500%	785,000	935,541
NuStar Logistics LP
10/01/2025	5.750%	30,000	32,129
06/01/2026	6.000%	43,000	46,402
04/28/2027	5.625%	49,000	51,287
10/01/2030	6.375%	30,000	32,450
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,100,000	1,288,015
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	36,000	36,411
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	423,713
Sunoco LP/Finance Corp.
02/15/2026	5.500%	48,000	49,456
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	30,000	30,295
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	5,000	5,067
10/01/2025	7.500%	11,000	11,824
01/15/2028	5.500%	24,000	23,469
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	55,000	57,117
01/15/2028	5.000%	57,000	59,317
03/01/2030	5.500%	109,000	114,432
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	45,000	45,593
01/15/2032	4.000%	34,000	32,081
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	34,132
Western Gas Partners LP
08/15/2048	5.500%	80,000	78,169
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,000,000	1,151,900
Total			6,599,984
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	875,000	1,028,456

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
11/15/2025	3.750%	675,000	740,469
Total			1,768,925
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	57,000	59,692
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	11,000	11,204
Nabors Industries Ltd.(a)
01/15/2026	7.250%	32,000	26,963
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	319	282
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	100,869	94,435
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	26,000	26,784
Total			219,360
Other Industry 0.0%
Dycom Industries, Inc.(a),(c)
04/15/2029	4.500%	36,000	36,085
Hillenbrand, Inc.
03/01/2031	3.750%	30,000	29,385
Total			65,470
Other REIT 0.0%
Hospitality Properties Trust
03/15/2024	4.650%	30,000	30,011
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	60,000	60,436
10/01/2025	5.250%	94,000	94,603
02/01/2027	4.250%	5,000	4,930
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	55,000	58,369
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	22,000	22,105
Service Properties Trust
10/01/2024	4.350%	14,000	13,932
12/15/2027	5.500%	19,000	20,040
Total			304,426
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	100,000	100,018
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	67,000	69,051
08/15/2026	4.125%	83,000	85,211
08/15/2027	5.250%	49,000	50,028
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.(a)
02/15/2026	4.500%	45,000	46,096
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	65,000	68,104
Novolex(a)
01/15/2025	6.875%	5,000	5,076
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	65,164
08/15/2027	8.500%	44,000	47,738
Total			536,486
Pharmaceuticals 0.3%
AbbVie, Inc.
03/15/2035	4.550%	275,000	320,400
11/06/2042	4.400%	1,200,000	1,391,235
Amgen, Inc.(a)
09/01/2053	2.770%	767,000	681,884
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	47,000	48,313
04/01/2026	9.250%	62,000	68,618
01/31/2027	8.500%	114,000	126,265
08/15/2027	5.750%	34,000	36,607
02/15/2029	5.000%	22,000	21,867
02/15/2029	6.250%	70,000	74,308
01/30/2030	5.250%	22,000	22,094
02/15/2031	5.250%	33,000	32,865
Bristol-Myers Squibb Co.
02/20/2048	4.550%	285,000	348,036
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	15,000	14,415
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	22,000	23,900
06/30/2028	6.000%	28,000	22,993
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	45,000	45,655
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	42,000	43,734
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	55,000	58,458
Total			3,381,647
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	87,000	87,658
10/15/2027	6.750%	67,000	71,362
American International Group, Inc.
06/30/2050	4.375%	300,000	341,299
AssuredPartners, Inc.(a)
01/15/2029	5.625%	52,000	52,915

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	77,000	79,950
Loews Corp.
05/15/2030	3.200%	665,000	705,078
MGIC Investment Corp.
08/15/2028	5.250%	8,000	8,330
Radian Group, Inc.
03/15/2025	6.625%	3,000	3,365
03/15/2027	4.875%	20,000	21,057
USI, Inc.(a)
05/01/2025	6.875%	11,000	11,184
Total			1,382,198
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	765,000	848,983
Union Pacific Corp.
09/15/2037	3.600%	715,000	762,716
Total			1,611,699
Restaurants 0.0%
IRB Holding Corp.(a)
06/15/2025	7.000%	71,000	76,541
02/15/2026	6.750%	105,000	108,640
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	16,000	16,494
Yum! Brands, Inc.(a)
04/01/2025	7.750%	36,000	39,381
Total			241,056
Retailers 0.0%
L Brands, Inc.(a)
07/01/2025	6.875%	22,000	24,430
07/01/2025	9.375%	9,000	11,232
10/01/2030	6.625%	56,000	63,920
L Brands, Inc.
06/15/2029	7.500%	23,000	26,140
11/01/2035	6.875%	21,000	24,939
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%	19,000	19,510
Penske Automotive Group, Inc.
09/01/2025	3.500%	8,000	8,173
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	22,000	22,500
02/15/2029	7.750%	13,000	14,054
Total			214,898
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	18,000	19,878
02/15/2028	5.875%	100,000	106,614
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	66,000	67,783
Kroger Co. (The)
01/15/2048	4.650%	225,000	261,573
Total			455,848
Technology 0.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	79,000	80,999
08/01/2025	6.875%	23,000	23,630
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	15,000	15,970
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	24,000	23,570
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	18,274
03/01/2026	9.125%	6,000	6,386
Broadcom, Inc.(a)
02/15/2051	3.750%	1,114,000	1,067,626
Camelot Finance SA(a)
11/01/2026	4.500%	23,000	23,786
CDK Global, Inc.
06/01/2027	4.875%	13,000	13,610
CDK Global, Inc.(a)
05/15/2029	5.250%	32,000	34,206
CommScope Technologies LLC(a)
06/15/2025	6.000%	33,000	33,668
Gartner, Inc.(a)
07/01/2028	4.500%	51,000	52,580
10/01/2030	3.750%	52,000	51,501
Intel Corp.
03/25/2060	4.950%	260,000	340,647
International Business Machines Corp.
05/15/2040	2.850%	365,000	353,000
Iron Mountain, Inc.(a)
07/15/2028	5.000%	27,000	27,639
07/15/2030	5.250%	89,000	91,763
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	91,000	95,258
NCR Corp.(a)
04/15/2025	8.125%	52,000	56,928
09/01/2027	5.750%	25,000	26,423
10/01/2028	5.000%	90,000	90,916
10/01/2030	5.250%	37,000	37,473

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a),(c)
04/15/2029	5.125%	77,000	77,728
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	875,000	922,878
Oracle Corp.
04/15/2038	6.500%	400,000	550,682
Plantronics, Inc.(a)
05/31/2023	5.500%	59,000	59,333
03/01/2029	4.750%	98,000	96,245
PTC, Inc.(a)
02/15/2025	3.625%	38,000	38,954
QUALCOMM, Inc.
05/20/2050	3.250%	340,000	345,971
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	111,000	110,470
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	28,000	33,446
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	51,000	53,053
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	16,000	16,511
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	48,000	50,795
06/01/2025	6.750%	36,000	36,781
Verscend Escrow Corp.(a)
08/15/2026	9.750%	107,000	114,708
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	60,000	58,789
Total			5,132,197
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	26,000	26,391
07/15/2027	5.750%	5,000	5,188
ERAC USA Finance LLC(a)
10/15/2037	7.000%	515,000	744,790
Total			776,369
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	138,000	136,110
Altice France SA(a)
05/01/2026	7.375%	97,000	100,896
01/15/2028	5.500%	115,000	117,947
American Tower Corp.
08/15/2029	3.800%	675,000	735,647
SBA Communications Corp.(a)
02/01/2029	3.125%	84,000	80,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Capital Corp.
03/15/2032	8.750%	47,000	69,476
Sprint Corp.
03/01/2026	7.625%	136,000	166,612
T-Mobile USA, Inc.
02/15/2026	2.250%	17,000	17,014
02/01/2028	4.750%	33,000	35,192
02/15/2029	2.625%	68,000	66,003
02/15/2031	2.875%	37,000	35,767
04/15/2031	3.500%	17,000	17,092
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	33,000	32,063
Total			1,610,553
Wirelines 0.3%
AT&T, Inc.(a)
09/15/2053	3.500%	2,191,000	2,026,161
CenturyLink, Inc.
12/01/2023	6.750%	60,000	66,224
04/01/2024	7.500%	12,000	13,446
04/01/2025	5.625%	22,000	23,729
CenturyLink, Inc.(a)
12/15/2026	5.125%	46,000	48,435
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	83,000	81,625
03/01/2028	6.125%	116,000	119,189
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	23,000	22,969
Verizon Communications, Inc.
08/10/2033	4.500%	1,600,000	1,863,982
Total			4,265,760
Total Corporate Bonds & Notes (Cost $81,326,370)			85,055,280

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	168,620	12,149,071
Total Exchange-Traded Equity Funds (Cost $11,306,141)		12,149,071

18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	15,000	15,620
06/01/2027	5.250%	62,000	65,050
Total			80,670
Total Foreign Government Obligations (Cost $73,603)			80,670

Residential Mortgage-Backed Securities - Agency 6.0%

Federal Home Loan Mortgage Corp.
01/01/2030	3.500%	77,661	83,798
04/01/2032- 06/01/2037	6.000%	107,627	123,634
04/01/2032	7.000%	23,472	27,092
07/01/2032	6.500%	12,466	13,997
01/01/2033- 07/01/2043	3.000%	1,209,547	1,277,864
01/01/2034- 05/01/2041	5.000%	537,405	624,623
11/01/2039- 08/01/2041	4.500%	562,998	632,527
08/01/2045	4.000%	81,204	89,052
Federal Home Loan Mortgage Corp.(i)
05/01/2032	6.500%	219,459	247,348
02/01/2038	5.500%	247,358	290,937
05/01/2039- 08/01/2040	4.500%	370,089	416,222
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	28,917	32,623
03/01/2026- 12/01/2032	7.000%	354,897	377,866
10/01/2026- 12/01/2045	3.500%	1,019,176	1,093,980
11/01/2026- 01/01/2029	4.000%	390,656	416,611
08/01/2028- 09/01/2032	6.500%	90,652	103,217
02/01/2033	2.500%	873,905	909,297
02/01/2038- 03/01/2038	5.500%	153,448	180,059
Federal National Mortgage Association(i)
10/01/2040	4.500%	219,417	244,269
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/19/2036- 04/14/2051	2.000%	26,925,000	26,903,444
04/19/2036- 04/14/2051	2.500%	34,025,000	34,946,301
04/19/2036- 04/14/2051	3.000%	8,575,000	8,956,767
04/14/2051	3.500%	1,875,000	1,979,956
Total Residential Mortgage-Backed Securities - Agency (Cost $79,936,268)			79,971,484

Residential Mortgage-Backed Securities - Non-Agency 11.2%

Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	3,932,281	3,879,772
CMO Series 2021-B Class A
06/25/2066	2.239%	1,620,949	1,615,486
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	355,782	356,448
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	409,191
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	2,013,490	2,005,914
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	502,541	512,315
CMO Series 2019-2 Class A3
03/25/2049	3.833%	467,138	476,012
Arroyo Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	749,469	751,910
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	232,516	238,369
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.409%	60,783	60,791
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.209%	302,787	302,510
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.959%	650,000	651,579

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.709%	600,000	601,068
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.967%	800,000	796,643
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	410,223	417,377
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	350,000	346,960
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	1,552,874	1,594,701
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	517,625	528,098
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	925,000	900,509
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	874,672	877,520
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	1,156,238	1,190,013
CMO Series 2021-A Class A1
03/25/2058	1.991%	1,612,391	1,610,873
BVRT Financing Trust(a),(b),(j)
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	1.856%	2,619,218	2,622,238
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% 11/10/2032	2.395%	450,000	450,000
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.191%	2,113,883	2,089,256
CIM Trust(a),(d)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,720,347	1,719,717
CIM Trust(a),(d),(j),(k)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	1,100,000	1,100,000
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	481,230	488,933
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-1R Class A1
09/25/2065	1.255%	794,436	798,667
CMO Series 2020-2 Class A1
03/25/2065	1.853%	557,815	563,446
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,486,689	1,477,562
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.159%	1,750,000	1,747,462
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,120,982	1,112,375
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	612,824	610,814
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	175,018
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	2,429,039	2,423,056
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	766,120
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	385,171
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	2,415,086	2,569,295
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	1,173,545	1,191,498
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	1,462,516	1,482,925
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	1,064,243	1,092,270
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	42,730	42,716
Eagle Re Ltd.(a),(b)
CMO Series 2020-2 Class M1A
1-month USD LIBOR + 3.000% 10/25/2030	3.150%	550,000	552,562
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.009%	2,325,000	2,316,817
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	346,293	351,915

20	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class A1
05/25/2065	2.010%	195,656	198,103
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA4 Class M1
1-month USD LIBOR + 1.300% 09/25/2050	1.418%	310,997	311,084
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.809%	2,913,109	2,903,401
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.917%	854,540	855,129
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	1.817%	675,000	669,301
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.717%	1,350,000	1,348,062
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.259%	675,000	674,577
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	2.059%	1,324,445	1,323,203
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.109%	2,492,088	2,500,462
CMO Series 2020-HQA5 Class M1
30-day Average SOFR + 1.100% 11/25/2050	1.117%	513,762	514,256
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	2,511,340	2,538,092
GCAT Trust(a),(d)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	1,201,866	1,210,003
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	695,903	700,985
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,545,984	1,595,825
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.018%	1,200,000	1,199,919
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	1,778,832	1,806,332
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,174,955	1,178,505
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.668%	1,500,000	1,497,372
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	849,972	863,319
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	944,957	953,916
CMO Series 2020-2 Class A3
05/25/2065	3.200%	550,000	556,653
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	350,000	350,187
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,478,930	1,476,824
LVII Trust(a),(d),(j)
CMO Series 2020-1 Class A1
05/25/2060	2.020%	1,648,102	1,649,132
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.459%	775,000	775,379
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	650,235	680,995
MFA Trust(a),(d)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	327,910	332,186
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	478,857
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	659,681	656,901
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	122,163	121,649
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	204,257	203,397
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	1,530,822	1,606,420

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,139,628
MRA Issuance Trust(a),(b)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% Floor 1.350% 07/15/2021	1.477%	2,000,000	2,000,363
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	250,415	266,130
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	795,754	803,862
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	1.009%	2,446,034	2,455,376
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	744,377	745,307
OSAT Trust(a),(d)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	2,392,429	2,410,204
Preston Ridge Partners LLC(a),(d)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	1,810,604	1,815,544
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	969,779	969,530
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	1,415,901	1,415,078
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	266,204	266,328
PRPM LLC(a),(d)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	1,203,653	1,215,279
CMO Series 2020-3 Class A1
09/25/2025	2.857%	2,437,032	2,458,373
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.059%	700,000	698,352
RCO V Mortgage LLC(a),(d)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	4,231,285	4,265,968
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
02/25/2024	2.684%	617,192	624,479
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.209%	1,500,000	1,494,382
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	477,575	478,184
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	306,705	312,252
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	763,569	771,477
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	567,852
CMO Series 2020-2 Class A3
04/25/2060	3.000%	975,000	986,907
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	478,980	478,186
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,375,000	1,383,687
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	3,800,000	3,808,634
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	453,210
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	99,636	100,480
CMO Series 2015-6 Class A1
04/25/2055	3.500%	222,162	224,633
CMO Series 2016-1 Class A1
02/25/2055	3.500%	139,418	141,239
CMO Series 2016-3 Class A1
04/25/2056	2.250%	127,135	128,075
Towd Point Mortgage Trust(a),(d)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	330,562	338,785
CMO Series 2018-1 Class A1
01/25/2058	3.000%	362,041	372,828
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,492,105	1,542,579

22	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.109%	976,091	983,379
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.109%	1,116,932	1,127,057
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.118%	925,000	931,603
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	300,000	300,466
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	363,587	363,350
Vericrest Opportunity Loan Transferee(a),(d),(j),(k)
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	1,400,000	1,400,000
Vericrest Opportunity Loan Transferee XCI LLC(a),(d)
CMO Series 2020-NPL7 Class A1
11/25/2050	3.105%	1,224,604	1,238,951
Vericrest Opportunity Loan Transferee XCII LLC(a),(d)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	1,954,975	1,955,234
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
03/27/2051	1.893%	1,760,487	1,756,852
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	2,118,963	2,114,106
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	1,312,238	1,310,693
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	5,400,000	5,397,451
Vericrest Opportunity Loan Trust(a),(d)
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	1,583,375	1,586,042
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	445,466	447,150
Verus Securitization Trust(a),(d)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	1,272,945	1,293,755
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,452,161	1,480,843
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	673,113	689,678
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	1,027,805
CMO Series 2020-2 Class A1
05/25/2060	2.226%	770,883	778,428
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	222,885	224,759
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	705,570	701,429
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	893,722	889,578
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	812,909	827,145
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	537,906	529,042
CMO Series 2020-1R Class A3
11/25/2055	1.873%	627,558	617,365
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $148,439,077)			149,089,670

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.861%	4,859	4,802
Food and Beverage 0.0%
BellRing Brands LLC(b),(l)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	17,927	18,009
Froneri International Ltd.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.859%	4,000	4,048
Total			22,057

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	2.953%	16,657	16,507
Technology 0.0%
DCert Buyer, Inc.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.109%	36,000	36,158
Epicore Software Corp.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	17,000	17,531
Project Alpha Intermediate Holding, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.110%	18,829	18,759
Total			72,448
Total Senior Loans (Cost $115,027)			115,814

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	3,775,000	3,857,578
Total U.S. Treasury Obligations (Cost $4,524,352)			3,857,578

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(m),(n)	63,458,707	63,452,361
Total Money Market Funds (Cost $63,453,345)		63,452,361
Total Investments in Securities (Cost: $1,107,378,604)		1,391,242,959
Other Assets & Liabilities, Net		(59,872,128)
Net Assets		1,331,370,831

At March 31, 2021, securities and/or cash totaling $1,360,540 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	535	06/2021	USD	70,051,563	—	(1,479,495)
U.S. Treasury 2-Year Note	50	06/2021	USD	11,036,328	—	(11,311)
U.S. Treasury 5-Year Note	230	06/2021	USD	28,381,641	—	(330,593)
U.S. Ultra Treasury Bond	5	06/2021	USD	906,094	—	(53,409)
Total					—	(1,874,808)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $310,164,726, which represents 23.30% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
24	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Valuation based on significant unobservable inputs.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $2,500,000, which represents 0.19% of total net assets.
(l)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	76,557,600	102,020,927	(115,126,219)	53	63,452,361	(53)	15,909	63,458,707
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2021	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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